Consolidated Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.74%
Argentina–0.36%
MercadoLibre, Inc.(a)	228,154	$151,266,102
Brazil–5.63%
Atacadao S.A.	72,834,300	384,188,772
B3 S.A. - Brasil, Bolsa, Balcao	39,205,548	441,252,373
Itau Unibanco Holding S.A., ADR	21,308,337	162,156,445
Lojas Americanas S.A., Preference Shares(b)	103,141,045	663,507,166
Lojas Americanas SA(a)	1,065,302	6,853,096
Pagseguro Digital Ltd., Class A(a)	5,055,955	164,267,978
StoneCo Ltd., Class A(a)	4,953,240	215,168,746
Vale S.A., ADR	31,093,408	364,725,676
		2,402,120,252
Chile–0.85%
SACI Falabella	91,889,161	360,529,758
China–27.59%
Alibaba Group Holding Ltd., ADR(a)	13,180,865	2,723,034,900
Baozun, Inc., ADR(a)(b)	5,720,860	172,255,095
Budweiser Brewing Co. APAC Ltd.(a)(c)	226,036,100	679,523,434
China International Capital Corp. Ltd., H Shares(c)	94,802,400	163,916,958
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	28,316,000	101,147,176
Huazhu Group Ltd., ADR(b)	30,497,656	1,052,169,132
Innovent Biologics, Inc.(a)(b)(c)	70,538,000	270,135,764
Jiangsu Hengrui Medicine Co. Ltd., A Shares(d)	78,695,271	962,302,319
Meituan Dianping, B Shares(a)	35,145,500	445,391,904
OneConnect Financial Technology Co. Ltd., ADR(a)	14,044,229	178,642,593
Ping An Insurance (Group) Co. of China Ltd., A Shares	58,814,690	683,105,755
Shanghai Junshi Biosciences Co. Ltd., H Shares(a)(c)	6,976,600	21,196,585
Sinopharm Group Co. Ltd., H Shares(b)	54,926,863	178,467,078
Tencent Holdings Ltd.	45,341,158	2,152,937,989
Wuxi Biologics Cayman, Inc.(a)(c)	16,982,500	214,900,081
Yum China Holdings, Inc.(b)	23,987,761	1,033,152,866
ZTO Express Cayman, Inc., ADR(b)	33,756,400	733,189,008
		11,765,468,637
Colombia–0.55%
Grupo Aval Acciones y Valores S.A., ADR(b)	27,986,209	236,483,466
Egypt–0.58%
Commercial International Bank Egypt S.A.E.	46,262,990	249,117,417
France–5.23%
Kering S.A.	3,460,572	2,125,573,950
LVMH Moet Hennessy Louis Vuitton SE	236,744	103,436,262
		2,229,010,212
Shares		Value
Hong Kong–6.25%
AIA Group Ltd.	149,048,000	$1,469,464,455
Hang Lung Properties Ltd.	11,268,000	23,478,488
Hong Kong Exchanges & Clearing Ltd.	20,241,156	666,877,949
Hutchison China MediTech Ltd., ADR(a)	3,230,910	79,318,841
Jardine Strategic Holdings Ltd.	13,908,948	424,015,726
		2,663,155,459
India–11.24%
Cholamandalam Investment and Finance Co. Ltd.	10,673,914	49,007,290
Housing Development Finance Corp. Ltd.	60,130,115	2,034,415,308
Kotak Mahindra Bank Ltd.	49,838,369	1,180,019,929
Oberoi Realty Ltd.	15,624,244	119,468,747
Tata Consultancy Services Ltd.	26,145,533	763,805,874
Zee Entertainment Enterprises Ltd.(b)	171,668,476	647,650,057
		4,794,367,205
Indonesia–0.97%
PT Bank Central Asia Tbk	85,998,100	202,095,137
PT Indocement Tunggal Prakarsa Tbk	103,510,118	124,121,614
PT Semen Indonesia (Persero) Tbk	101,446,200	87,964,360
		414,181,111
Italy–1.62%
Brunello Cucinelli S.p.A.	41,683	1,511,357
Moncler S.p.A.	5,167,225	223,127,738
PRADA S.p.A.	121,844,210	466,587,550
		691,226,645
Mexico–7.57%
Alsea S.A.B. de C.V.(a)(b)	74,445,337	180,287,297
America Movil S.A.B. de C.V., Class L, ADR	9,215,896	153,721,145
Fomento Economico Mexicano S.A.B. de C.V., ADR	3,195,036	288,096,396
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(b)	125,903,378	1,135,199,307
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	12,423,752	238,717,771
Grupo Financiero Banorte S.A.B. de C.V., Class O	48,418,994	297,476,173
Grupo Financiero Inbursa S.A.B. de C.V., Class O	201,935,602	229,662,940
Grupo Mexico S.A.B. de C.V., Class B	238,830,396	637,791,103
Wal-Mart de Mexico S.A.B. de C.V., Series V	23,661,003	68,683,338
		3,229,635,470
Peru–1.86%
Credicorp Ltd.	3,839,771	793,219,893
Philippines–2.09%
Ayala Land, Inc.	325,925,100	264,839,901
SM Investments Corp.	27,604,362	525,390,506
SM Prime Holdings, Inc.	129,521,839	98,936,899
		889,167,306

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

Shares		Value
Russia–8.25%
LUKOIL PJSC, ADR	2,516,360	$255,888,447
LUKOIL PJSC, ADR	13,395	1,368,031
MMC Norilsk Nickel PJSC	322,980	104,889,231
MMC Norilsk Nickel PJSC, ADR	4,358,865	140,482,222
MMC Norilsk Nickel PJSC, ADR	17,958	579,325
Novatek PJSC, GDR	9,391,646	1,690,060,132
Novatek PJSC, GDR	619,667	111,540,060
Polyus PJSC, GDR(c)	1,319,684	80,679,541
Sberbank of Russia PJSC	165,076,557	650,249,764
Yandex N.V., Class A(a)	10,758,636	482,094,479
		3,517,831,232
South Africa–1.99%
FirstRand Ltd.	221,099,934	847,251,367
South Korea–2.41%
Amorepacific Corp.	1,173,561	183,786,929
Amorepacific Group	1,553,220	93,236,476
LG Household & Health Care Ltd.	96,861	101,513,034
Samsung Biologics Co. Ltd.(a)(c)	1,602,850	647,263,845
		1,025,800,284
Switzerland–1.03%
Glencore PLC(a)	149,618,588	438,604,381
Taiwan–5.20%
Taiwan Semiconductor Manufacturing Co. Ltd.	207,328,429	2,217,943,242
Thailand–0.10%
Siam Commercial Bank PCL (The), Foreign Shares	13,869,200	43,264,316
Turkey–1.37%
Akbank T.A.S.(a)	226,470,915	312,203,065
Shares		Value
Turkey–(continued)
Anadolu Efes Biracilik ve Malt Sanayii A.S.(b)	39,593,646	$163,813,999
BIM Birlesik Magazalar A.S.	13,468,272	109,751,036
		585,768,100
Total Common Stocks & Other Equity Interests (Cost $27,617,972,712)		39,545,411,855
Preferred Stocks–2.23%
China–0.68%
Xiaoju Kuaizhi, Inc., 0.00%, Series A-15 Preference Shares(b)(e)	2,083,333	106,108,525
Xiaoju Kuaizhi, Inc., 0.00%, Series A-18 Preference Shares(b)(e)	2,615,945	133,235,572
Xiaoju Kuaizhi, Inc., 0.00%, Series B-2 Preference Shares(b)(e)	981,699	49,999,992
		289,344,089
India–0.04%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.(b)	189,591,305	15,144,455
Singapore–1.51%
Grab Holdings, Inc., 0.00%, Preference H Shares(b)(e)	104,679,791	645,131,084
Total Preferred Stocks (Cost $895,131,051)		949,619,628
Money Market Funds–4.29%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)	1,829,656,098	1,829,656,098
TOTAL INVESTMENTS IN SECURITIES—99.26% (Cost $30,342,759,861)		42,324,687,581
OTHER ASSETS LESS LIABILITIES–0.74%		316,109,053
NET ASSETS–100.00%		$42,640,796,634
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Alsea S.A.B. de C.V.	$193,240,941	$5,521,263	$-	$(18,474,907)	$-	$180,287,297	$-
Anadolu Efes Biracilik ve Malt Sanayii A.S.	128,567,363	4,727,846	-	30,518,790	-	163,813,999	-
Baozun, Inc.	-	7,416,302	-	164,838,793	-	172,255,095	-
Fomento Economico Mexicano, S.A.B. de C.V.	-	111,849,755	-	1,023,349,552	-	1,135,199,307	7,763,048
Grab Holdings, Inc.(a)	645,131,084	-	-	-	-	645,131,084	-
Grupo Aval Acciones y Valores S.A.	220,856,663	7,213,572	-	8,413,231	-	236,483,466	1,547,570
Huazhu Group Ltd.	1,118,036,315	34,456,428	-	(100,323,611)	-	1,052,169,132	10,369,203
Innovent Biologics, Inc.	-	7,521,882	-	262,613,882	-	270,135,764	-
Lojas Americanas S.A.	541,879,779	8,705,671	(50,081,723)	150,240,957	12,762,482	663,507,166	4,865,443
Sinopharm Group Co. Ltd.(a)	279,213,655	-	(78,380,448)	(25,650,955)	3,284,826	178,467,078	-
Xiaoju Kuaizhi, Inc.(a)	133,235,572	-	-	-	-	133,235,572	-
Xiaoju Kuaizhi, Inc.(a)	49,999,992	-	-	-	-	49,999,992	-
Xiaoju Kuaizhi, Inc.(a)	106,108,525	-	-	-	-	106,108,525	-
Yum China Holdings, Inc.	987,159,825	33,142,306	-	12,850,735	-	1,033,152,866	2,835,054
Zee Entertainment Enterprises Ltd.	580,244,394	58,237,482	-	9,168,181	-	647,650,057	-
Zee Entertainment Enterprises Ltd.(a)	13,498,561	-	-	1,645,894	-	15,144,455	-
ZTO Express Cayman, Inc.	-	133,522,441	-	599,666,567	-	733,189,008	-
Total	$4,997,172,669	$412,314,948	$(128,462,171)	$2,118,857,109	$16,047,308	$7,415,929,863	$27,380,318

(a)	As of January 31, 2020, this security was not considered as an affiliate of the Fund.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $2,178,763,384, which represented 5.11% of the Fund’s Net Assets.
(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$151,266,102	$—	$—	$151,266,102
Brazil	2,402,120,252	—	—	2,402,120,252
Chile	360,529,758	—	—	360,529,758
China	5,892,443,594	5,873,025,043	289,344,089	12,054,812,726
Colombia	236,483,466	—	—	236,483,466
Egypt	249,117,417	—	—	249,117,417
France	—	2,229,010,212	—	2,229,010,212
Hong Kong	79,318,841	2,583,836,618	—	2,663,155,459
India	15,144,455	4,794,367,205	—	4,809,511,660
Indonesia	—	414,181,111	—	414,181,111
Italy	—	691,226,645	—	691,226,645
Mexico	3,229,635,470	—	—	3,229,635,470
Peru	793,219,893	—	—	793,219,893
Philippines	—	889,167,306	—	889,167,306
Russia	1,431,400,431	2,086,430,801	—	3,517,831,232
Singapore	—	—	645,131,084	645,131,084
South Africa	—	847,251,367	—	847,251,367
South Korea	—	1,025,800,284	—	1,025,800,284
Switzerland	—	438,604,381	—	438,604,381
Taiwan	—	2,217,943,242	—	2,217,943,242
Thailand	43,264,316	—	—	43,264,316
Turkey	—	585,768,100	—	585,768,100
Money Market Funds	1,829,656,098	—	—	1,829,656,098
Total Investments	$16,713,600,093	$24,676,612,315	$934,475,173	$42,324,687,581
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Developing Markets Fund